Depreciation and amortization (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation and amortization (Tables) [Abstract]
Amortization expenses	R$ (3,348,242)	R$ (3,331,240)	R$ (2,516,777)
Depreciation	(1,460,013)	(1,237,328)	(1,141,636)
Total	R$ (4,808,255)	R$ (4,568,568)	R$ (3,658,413)